Description of Plan - Notes receivable from participants (Details) - 401(k) Retirement Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Description of Plan
Number of years of participation in plan	1 year
Note receivable, minimum borrowing amount	$ 1,000
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
Number of loans	2
Waiting period	30 days
Minimum
Description of Plan
Loan interest rate	3.25%
Maximum
Description of Plan
Loan interest rate	9.50%